Research and Development Expenditures Recognized as Expenses - Summary of Research and Development Expenditures Recognized as Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 555,560	₩ 518,409	₩ 536,274
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	207,557	175,167	179,714
Cost Of Sale [Member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 348,003	₩ 343,242	₩ 356,560